Income Taxes (Details Textuals) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Capital losses	$ 219,000	$ 219,000
Valuation reserve against capital loss carry forward deferred tax asset	$ 83,000